Prospectus, December 1, 2002

As supplemented, July 14, 2003


Evergreen Domestic Equity Funds II


Evergreen Blue Chip Fund
Evergreen Equity Income Fund
Evergreen Equity Index Fund
Evergreen Growth and Income Fund

Evergreen Large Cap Value Fund
Evergreen Mid Cap Value Fund
Evergreen Small Cap Value Fund
(formerly Evergreen Small Cap Value Fund II)

Evergreen Special Values Fund
Evergreen Strategic Value Fund

Class A
Class B
Class C
Class I


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Blue Chip Fund
Evergreen Equity Income Fund
Evergreen Equity Index Fund
Evergreen Growth and Income Fund

Evergreen Large Cap Value Fund
Evergreen Mid Cap Value Fund
Evergreen Small Cap Value Fund

Evergreen Special Values Fund
Evergreen Strategic Value Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
The Funds' Sub-Advisors
The Funds' Portfolio Managers
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How to Buy Shares
How to Redeem Shares
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Financial Highlights
Other Fund Practices
Index Descriptions


In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a combination of capital growth and current income. Mid Cap Value Fund and Small Cap Value Fund tend to have moderate volatility relative to more aggressive stock funds. The other Funds found in this prospectus tend to have less risk, volatility and current growth potential than more aggressive stock funds.


Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             Overview of Fund Risks

Domestic Equity Funds II


typically rely on a combination of the following strategies:
o        investing primarily in common stocks;
o        investing in companies expected to provide capital growth; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems necessary.
may be appropriate for investors who:
o want an investment with growth potential; and can tolerate low to moderate volatility relative to more aggressive stock funds.


Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o not guaranteed to achieve its investment goal; o not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style.
A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk

If interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to a Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Blue Chip Fund

FUND FACTS:
Goal:

Capital Growth

Principal Investment:

Large-Cap U.S. Common Stocks

Classes of Shares Offered in this Prospectus:
Class A Class B Class C Class I

Investment Advisor:

Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

NASDAQ Symbols:

EKNAX (Class A)
EKNBX (Class B)
EKNCX (Class C)
EKNYX (Class I)

Dividend Payment
Schedule:
Quarterly

INVESTMENT GOAL

The Fund seeks capital growth with the potential for income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in "blue chip" stocks. Blue chip stocks are the common stocks of well-established, large U.S. companies with a long history of performance and typically recognizable names representing a broad range of industries. The market capitalization of the stocks selected will be within the range tracked by the S&P 500 Index, at the time of purchase. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the S&P 500 Index. As of its last reconstitution on July 31, 2002, the S&P 500 Index had a market capitalization range of approximately $296.3 million to $320.4 billion. The remaining 20% of the Fund's assets may be invested in other types of equity securities, various cash equivalents or represented by cash.

Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid management and strategies, and a trend of stable or accelerating profits. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" securities are securities that the Fund's portfolio managers believe are undervalued on a price-to-earnings and price-to-assets methodology.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)

==============================================================================================================================
1992       1993      1994          1995        1996        1997        1998        1999       2000            2001
==============================================================================================================================
0.05       9.81      - 5.90        31.93       21.05       30.52       17.73       27.17      - 12.33         - 17.44
==============================================================================================================================
Best Quarter:                              4th Quarter 1999                         + 19.17 %
==============================================================================================================================
Worst Quarter:                             3rd Quarter 2001                         - 14.35 %
==============================================================================================================================
Year-to-date total return as of 9/30/2002 is -27.07%.
==============================================================================================================================


The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class B, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1

==============================================================================================================================

               Inception Date of Class          1 year       5 year       10 year      Performance Since 9/11/1935
==============================================================================================================================

Class A        1/20/1998                        - 21.57 %    6.57 %       8.54 %       8.49 %
==============================================================================================================================

Class B        9/11/1935                        - 21.57 %    6.89 %       8.85 %       8.54 %
==============================================================================================================================

Class B        9/11/1935                        - 21.57 %    4.83 %       4.62 %       N/A
==============================================================================================================================
(after taxes on distributions) 2
==============================================================================================================================
Class B        9/11/1935                        - 13.13 %    5.30 %       4.87 %       N/A
==============================================================================================================================
(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
Class C        1/22/1998                        - 19.05 %    7.23 %       8.88 %       8.54 %
==============================================================================================================================
Class I        4/30/1999                        - 16.58 %    7.76 %       9.14 %       8.58 %
==============================================================================================================================
S&P 500                                         - 11.89 %    10.70 %      12.94 %      N/A
==============================================================================================================================

1. Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2002.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================
Shareholder Transaction Expenses                   Class A     Class B      Class C      Class I
==============================================================================================================================
Maximum sales charge imposed
on purchases
(as a % of offering price)                         5.75%3      None         1.00%        None

==============================================================================================================================
Maximum deferred sales
charge (as a % of either
the redemption amount
or initial investment,                             None3       5.00%        1.00%        None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
==============================================================================================================================

                                                 Class A       Class B      Class C     Class I
==============================================================================================================================


Management Fees                                  0.48%         0.48%        0.48%       0.48%
==============================================================================================================================
12b-1 Fees                                       0.30%4        1.00%        1.00%       0.00%
==============================================================================================================================
Other Expenses                                   0.64%         0.64%        0.64%       0.64%
==============================================================================================================================
Total Fund Operating Expenses                    1.42 %        2.12 %       2.12%      1.12 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================
                  Assuming Redemption At End of Period                              Assuming No Redemption
=============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
1 year            $ 711           $ 715            $ 413            $ 114           $ 215                $ 313
==============================================================================================================================
3 years           $ 999           $ 964            $ 757            $ 356           $ 664                $ 757
==============================================================================================================================
5 years           $ 1,307         $ 1,339          $ 1,228          $ 617           $ 1,139              $ 1,228
==============================================================================================================================
10 years          $ 2,179         $ 2,274          $ 2,527          $ 1,363         $ 2,274              $ 2,527
==============================================================================================================================

Equity Income Fund

FUND FACTS:
Goals:

Current Income Capital Growth

Principal Investments:

U.S. and Foreign
Common Stocks of All
Market Capitalizations
Convertible Securities

Classes of Shares Offered in this Prospectus:

Class A
Class B
Class C
Class I

Investment Advisor:

Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

NASDAQ Symbols:
ETRAX (Class A)
ETRBX (Class B)
ETRCX (Class C)
EVTRX (Class I)

Dividend Payment Schedule:
Quarterly

INVESTMENT GOAL

The Fund seeks current income and capital growth in the value of its shares.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in equity securities including common stocks and securities convertible into common stocks across all market capitalizations that on the purchase date pay a yield higher than the average yield of companies included in the Russell 1000(R) Value Index. The Fund may invest up to 20% of its assets in investment grade bonds and convertible debentures of any quality.

The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. "Value" securities are securities which the Fund's portfolio managers believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth.

The Fund may also invest up to 50% of its assets in foreign securities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund may also be subject to the risks associated with investing in below investment grade bonds. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses. Year-by-Year Total Return for Class I Shares (%)

==============================================================================================================================
1992          1993        1994          1995        1996        1997        1998          1999        2000      2001
==============================================================================================================================
10.03         12.92       - 6.42        23.86       12.89       25.58       -0.79        16.37       7.16      -5.36
==============================================================================================================================
Best Quarter:                           2nd Quarter 1999       +14.50 %
==============================================================================================================================
Worst Quarter:                          3rd Quarter 2001       - 13.17%
==============================================================================================================================
Year-to-date total return as of 9/30/2002 is -18.49%.
==============================================================================================================================


The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Value Index (Russell 1000 Value) and the Russell Midcap Value Index (Russell Midcap Value). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1

=============================================================================================================================
                Inception Date of Class          1 year       5 year       10 year       Performance Since 8/31/1978
==============================================================================================================================
Class A         1/3/1995                         - 11.04 %    6.47 %       8.28 %        12.48 %
==============================================================================================================================
Class B         1/3/1995                         - 10.88 %    6.65 %       8.37 %        12.52 %
==============================================================================================================================
Class C         1/3/1995                         - 8.11 %     6.94 %       8.36 %        12.52 %
==============================================================================================================================
Class I         8/31/1978                        - 5.36 %     8.01 %       9.11 %        12.85 %
==============================================================================================================================
Class I         8/31/1978                        - 6.88 %     4.90 %       6.06 %        N/A
==============================================================================================================================
(after taxes on distributions)2
==============================================================================================================================
Class I         8/31/1978                        - 3.25 %     5.12 %       6.00 %        N/A
==============================================================================================================================
(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
Russell 1000 Value                               - 5.59 %     11.13 %      14.13 %       N/A
==============================================================================================================================
Russell Midcap Value                             2.33 %       11.46 %      14.41 %       N/A
==============================================================================================================================


1. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.


2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2002.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================
Shareholder Transaction Expenses             Class A     Class B     Class C     Class I
==============================================================================================================================
Maximum sales charge
imposed on purchases
(as a % of offering price)                   5.75%3      None        1.00%       None
==============================================================================================================================
Maximum deferred sales charge
as a % of either
the redemption amount or
initial investment,                          None3       5.00%       1.00        None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================================================================

                                       Class A          Class B     Class C     Class I
==============================================================================================================================

Management Fees                        0.70%           0.70%      0.70%         0.70%
==============================================================================================================================
12b-1 Fees                             0.30%           1.00%      1.00%         0.00%
==============================================================================================================================
Other Expenses                         0.38%           0.38%      0.38 %        0.38 %
==============================================================================================================================
Total Fund Operating Expenses 4, 5     1.38%           2.08%      2.08%         1.08 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

5. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of 1 year beginning in June, 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, 1.40% for Class A, 2.10% for Class B, 2.10% for Class C, and 1.10% for Class I. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
1 year            $ 707           $ 711            $ 409            $ 110           $ 211                $ 309
==============================================================================================================================
3 years           $ 987           $ 952            $ 745            $ 343           $ 652                $ 745
==============================================================================================================================
5 years           $ 1,287         $ 1,319          $ 1,207          $ 595           $ 1,119              $ 1,207
==============================================================================================================================
10 years          $ 2,137         $ 2,231          $ 2,486          $ 1,317         $ 2,231              $ 2,486
==============================================================================================================================

Equity Index Fund

FUND FACTS:
Goal:
Price and Yield Performance Similar to the S&P 500 Index

Principal Investment:

Equity Securities listed on the S&P 500 Index

Classes of Shares Offered in this
Prospectus:

Class A
Class B
Class C
Class I

Investment Advisor:

Evergreen
Investment
Management
Company, LLC
Portfolio Managers:

By Team
NASDAQ Symbols:

ESINX (Class A)
ESIOX (Class B)
ESECX (Class C)
EVIIX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests substantially all of its assets in equity securities that represent a composite of the S&P 500 Index. The Fund's portfolio managers use computer models that closely monitor the composition of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen by Standard & Poor's Ratings Services to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio managers use a passive management approach and invest in substantially all of the stocks comprising the S&P 500 Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error", the difference between the Fund's investment results (before expenses) and the S&P 500 Index. Tracking error may arise as a result of brokerage costs, fees and operating expenses.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares(%)

==============================================================================================================================

1992        1993      1994       1995        1996         1997        1998         1999        2000           2001
==============================================================================================================================
6.77        9.32      0.29       36.62       22.86        32.54       27.69        20.69       -9.26         -12.07
==============================================================================================================================
Best Quarter:                                4th Quarter 1998         + 21.30 %
==============================================================================================================================
Worst Quarter:                               3rd Quarter 2001         - 14.70 %
==============================================================================================================================
Year-to-date total return as of 9/30/2002 is -28.27%.
==============================================================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001)1

==============================================================================================================================
               Inception Date of Class          1 year       5 year       10 year      Performance Since 2/14/1985
==============================================================================================================================
Class A        11/4/1998                        - 17.35 %    8.78 %       11.59 %      13.13 %
==============================================================================================================================
Class B        11/3/1998                        - 17.30 %    9.29 %       11.99 %      13.37 %
==============================================================================================================================
Class C        4/30/1999                        - 14.68 %    9.68 %       12.05 %      13.40 %
==============================================================================================================================
Class I        2/14/1985                        - 12.07 %    10.26 %      12.34%       13.58 %
==============================================================================================================================
Class I        2/14/1985                        - 12.44 %    9.25 %       10.94%       N/A
==============================================================================================================================
(after taxes on distributions) 2
==============================================================================================================================
Class I        2/14/1985                        - 7.35 %     8.18 %       9.85 %       N/A
==============================================================================================================================
(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
S&P 500                                         - 11.89 %    10.70 %      12.94 %      14.58 %
=============================================================================================================================


1. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I from 7/27/1998 to the inception of Classes A, B and C. Historical performance shown for Class I prior to its inception is based on the performance of Class Y of the fund's predecessors, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and Viking Index Fund from 2/14/1985 through 5/31/1991. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, and C would have been lower.


2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2002.


Shareholder Fees (fees paid directly from your investment)
==============================================================================================================================
Shareholder Transaction Expenses                                                Class A  Class B   Class C   Class I
==============================================================================================================================
Maximum sales charge
imposed on purchases
(as a % of offering price)                                                      5.75%3   None     1.00%      None
==============================================================================================================================

Maximum deferred sales                                                          None3    5.00%    1.00%      None
charge (as a % of either
the redemption amount or
initial investment,
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                              Class A           Class B         Class C         Class I
==============================================================================================================================
Management Fees                                               0.32%             0.32%           0.32%           0.32%
==============================================================================================================================
12b-1 Fees                                                    0.30%4            1.00%           1.00%           0.00%
==============================================================================================================================
Other Expenses                                                0.39%             0.39%           0.39%           0.39%
==============================================================================================================================

Total Fund Operating Expenses 5                               1.01%             1.71%           1.71%           0.71%
==============================================================================================================================

4. These fees have been restated to reflect current fees.

5. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.57% for Class A, 1.32% for Class B, and 1.32% for Class C, and 0.32% for Class I.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 672           $ 674            $ 372            $ 73            $ 174                $ 272
==============================================================================================================================
==============================================================================================================================

3 years           $ 878           $ 839            $ 633            $ 227           $ 539                $ 633
==============================================================================================================================
==============================================================================================================================

5 years           $ 1,101         $ 1,128          $ 1,019          $ 395           $ 928                $ 1,019
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,740         $ 1,834          $ 2,099          $ 883           $ 1,834              $ 2,099
==============================================================================================================================

Growth and Income Fund

FUND FACTS:

Goals:
Capital Growth Current Income

Principal Investment:

Medium-Cap and Large-Cap U.S. Common Stocks

Classes of Shares Offered in this Prospectus:

Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

NASDAQ Symbols:

EGIAX (Class A)
EGIBX (Class B)
EGICX (Class C)
EVVTX (Class I)

Dividend Payment Schedule:
Quarterly

INVESTMENT GOAL

The Fund seeks capital growth in the value of its shares and current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the common stocks of medium- and large-sized U.S. companies, (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on March 31, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $233.8 million to $259.1 billion. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. The Fund intends to seek additional income primarily by investing in convertible bonds, including below investment grade bonds, and convertible preferred stocks of any quality up to 20% of its assets. The Fund may also invest up to 20% of its assets in foreign securities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Foreign Investment Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk

The Fund may also be subject to the risks associated with investing in below investment grade bonds. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares(%)


==============================================================================================================================

1992          1993        1994      1995         1996        1997        1998      1999         2000          2001
==============================================================================================================================

13.84         14.44       1.69      32.94        23.82       31.25       5.23      14.54        - 5.82        - 14.64
==============================================================================================================================
Best Quarter:                              4th Quarter 1999  + 17.08 %
==============================================================================================================================
Worst Quarter:                             3rd Quarter 2001 - 19.58 %
==============================================================================================================================
Year-to-date total return as of 9/30/2002 is -21.67%.
==============================================================================================================================


The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Value Index (Russell 1000 Value). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1

==============================================================================================================================

               Inception Date of Class         1 year       5 year       10 year      Performance Since 10/15/1986
==============================================================================================================================
Class A        1/3/1995                        -19.72%      3.43%        9.90%        10.61%
==============================================================================================================================
Class B        1/3/1995                        - 19.53%     3.56%        9.98%        10.67%
==============================================================================================================================
Class C        1/3/1995                        - 17.11%     3.88%        9.99%        10.67%
==============================================================================================================================
Class I        10/15/1986                      - 14.64%     4.93%        10.74%       11.17%
==============================================================================================================================
Class I        10/15/1986                      - 15.39%     3.69%        9.27%         N/A
==============================================================================================================================
(after taxes on distributions) 2
==============================================================================================================================
Class I        10/15/1986                      - 8.23 %     3.94 %       8.65 %       N/A
==============================================================================================================================
(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
Russell 1000 Value                             - 5.59 %     11.13 %      14.13 %      13.22 %
==============================================================================================================================

1. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2002.Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                                Class A   Class B  Class C Class I

Maximum sales charge
imposed on purchases
(as a % of offering price)                                                                      5.75%3    None     1.00%   None

==============================================================================================================================
Maximum deferred sales                                                                          None3     5.00%    1.00%   None
charge (as a % of either
the redemption amount or
initial investment,  whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                              Class A         Class B         Class C         Class I
==============================================================================================================================
Management Fees                                               0.72 %          0.72 %          0.72 %          0.72 %
==============================================================================================================================
12b-1 Fees                                                    0.30 %          1.00 %          1.00 %          0.00 %
==============================================================================================================================
Other Expenses                                                0.57 %          0.57 %          0.57 %          0.57 %

==============================================================================================================================
Total Fund Operating Expenses 4                               1.59 %          2.29 %          2.29 %          1.29 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
1 year            $ 727           $ 732            $ 430            $ 131           $ 232                $ 330
==============================================================================================================================
3 years           $ 1,048         $ 1,015          $ 808            $ 409           $ 715                $ 808
==============================================================================================================================
5 years           $ 1,391         $ 1,425          $ 1,313          $ 708           $ 1,225              $ 1,313
=============================================================================================================================
10 years          $ 2,356         $ 2,450          $ 2,699          $ 1,556         $ 2,450              $ 2,699
==============================================================================================================================

Large Cap Value Fund


FUND FACTS:
Goal:
Long-term Growth of Capital

Principal Investment:
Large-Cap U.S. Common Stocks

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio Managers:
By Team

NASDAQ Symbols:
EILAX (Class A)
EILBX (Class B)
EILCX (Class C)
EILIX (Class I)

Dividend Payment Schedule:
Quarterly

INVESTMENT GOAL

The Fund seeks long-term growth of capital.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests 80% of its assets in the equity securities of large U.S. companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on March 31, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $233.8 million to $259.1 billion.

The portfolio managers use a proprietary dividend discount model and information regarding the companies contained in the Russell 1000(R) Value Index to identify the best values in the marketplace and to screen for what the portfolio managers believe to be inexpensive stocks. The portfolio managers seek stocks exhibiting one or more of the following characteristics: unappreciated earnings power or growth rate; situations where profitability can be improved; companies whose price may have suffered due to perception anomalies; and companies with undervalued assets (business and commodities) not given fair value in the stock market. The portfolio managers' definition of value is more flexible than that of many value managers, allowing the Fund to be opportunistic in owning growth stocks whose price may have temporarily suffered, or whose shareholder base may be shifting. The portfolio managers attempt to control risk primarily through valuation; all stocks are bought at a price that the portfolio managers believe represent a discount to fair values.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:
o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%) 1

==============================================================================================================================

1993          1994       1995        1996         1997         1998        1999       2000         2001      2002
==============================================================================================================================
20.10         3.08       29.82       20.69        26.53        11.67       2.76       11.86        8.73      - 21.43
=============================================================================================================================
Best Quarter:                              4th Quarter 1998    + 13.02 %1
==============================================================================================================================
Worst Quarter:                             3rd Quarter 2002    - 19.77 %1
==============================================================================================================================
Year-to-date total return as of 3/31/2003 is -9.79%. 1
==============================================================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000(R) Value Index (Russell 1000 Value). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index
Average Annual Total Return
(for the period ended 12/31/2002) 1


==============================================================================================================================

               Inception Date of Class          1 year       5 year       10 year      Performance Since 5/31/1989
==============================================================================================================================
Class A        5/31/1989                        - 25.94 %    0.66 %       9.76 %       9.36 %
==============================================================================================================================

Class A        5/31/1989                        - 27.23 %    - 3.01 %     6.26 %       6.28 %
==============================================================================================================================
(after taxes on distributions) 2
==============================================================================================================================
Class A        5/31/1989                        - 14.90 %    0.20 %       7.30 %       6.99 %
==============================================================================================================================
(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
Class C        1/6/2003                         - 22.92 %    1.66 %       10.30 %      9.75 %
==============================================================================================================================
Class I        1/6/2003                         - 21.43 %    1.86 %       10.41 %      9.83 %
==============================================================================================================================
Russell 1000 Value                              - 15.52 %    1.16 %       10.80 %      10.55 %
==============================================================================================================================
S&P 500                                         - 22.10 %    - 0.59 %     9.34 %       10.19 %
==============================================================================================================================

1. Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 1/6/2003 is based on the performance of the fund's predecessor fund, GMO Pelican Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and the predecessor fund do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

Shareholder Fees (fees paid directly from your investment)
==============================================================================================================================

Shareholder Transaction Expenses                                                        Class A     Class B    Class C   Class I
=============================================================================================================================
Maximum sales charge
imposed on purchases
(as a % of offering price)                                                             5.75%3      None       1.00%      None

==============================================================================================================================
Maximum deferred sales charge                                                          None3       5.00%      1.00%      None
(as a % of either the redemption
amount or initial investment,
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                                  Class A         Class B         Class C        Class I
==============================================================================================================================
Management Fees                                                   0.90 %          0.90 %          0.90 %         0.90 %
==============================================================================================================================
12b-1 Fees                                                        0.30 %          1.00 %          1.00 %         0.00 %
==============================================================================================================================
Other Expenses                                                    0.40 %          0.40 %          0.40 %         0.40 %
==============================================================================================================================
Total Fund Operating Expenses 4, 5                                1.60 %          2.30 %          2.30 %         1.30 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

5. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.35% for Class A, 2.10% for Class B and C, and 1.10% for Class I.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
1 year            $ 728           $ 733            $ 431            $ 132           $ 233                $ 331
==============================================================================================================================
3 years           $ 1,051         $ 1,018          $ 811            $ 412           $ 718                $ 811
==============================================================================================================================
5 years           $ 1,396         $ 1,430          $ 1,318          $ 713           $ 1,230              $ 1,318
==============================================================================================================================
10 years          $ 2,366         $ 2,461          $ 2,709          $ 1,568         $ 2,461              $ 2,709
==============================================================================================================================

Mid Cap Value Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Mid Cap U.S. Common Stocks

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
J.L. Kaplan Associates, LLC

Portfolio Managers:
James L. Kaplan Paul Weisman

NASDAQ Symbols:
EMVAX (Class A)
EMVBX (Class B)
EMVCX (Class C)
EMVIX (Class I)

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with medium market capitalizations that the Fund's portfolio managers consider to be undervalued at the time of purchase and to have the potential for long-term capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of medium-sized U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell Midcap Value Index, at the time of purchase). As of its last reconstitution on June 30, 2002, the Russell Midcap Value Index had a market capitalization range of approximately $1.3 billion to $10.8 billion. In addition, the Fund seeks to maintain a weighted average market capitalization that falls within the range of the Russell Midcap Value Index. The Fund's portfolio managers look for securities that they consider to be undervalued at the time of purchase and have the potential for long-term capital appreciation. In selecting stocks, the portfolio managers will consider, among other things, the issuer's earning power and the value of the issuer's assets.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each full calendar year since the Class I shares' inception on 12/31/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1

==============================================================================================================================

1993         1994       1995       1996        1997       1998           1999       2000        2001         2002
==============================================================================================================================
                                                          - 3.46         8.94       7.64        10.12        - 10.97
==============================================================================================================================
Best Quarter:                              4th Quarter 1998              + 18.89 %1
==============================================================================================================================
Worst Quarter:                             3rd Quarter 1998              - 20.95 %1
==============================================================================================================================
Year-to-date total return as of 3/31/2003 is -5.12%. 1
==============================================================================================================================


The next table lists the Fund's average annual total return over one year, five years and since inception. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell Midcap Value Index (Russell Midcap Value). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1


==============================================================================================================================

                Inception Date of Class         1 year       5 year       10 year      Performance Since 12/31/1997
==============================================================================================================================
Class A         4/25/2003                       - 16.12 %    0.91 %       N/A          0.91 %
==============================================================================================================================
Class B         4/25/2003                       - 15.36 %    1.76 %       N/A          1.76 %
==============================================================================================================================
Class C         4/25/2003                       - 12.70 %    1.90 %       N/A          1.90 %
==============================================================================================================================
Class I         12/31/1997                      - 10.97 %    2.11 %       N/A          2.11 %
==============================================================================================================================
Class I         12/31/1997                      - 11.47 %    0.90 %       N/A          0.90 %
==============================================================================================================================
(after taxes on distributions) 2
==============================================================================================================================
Class I         12/31/1997                      - 6.73 %     1.15 %       N/A          1.15 %
==============================================================================================================================
(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
Russell Midcap Value                            - 9.64 %     2.95 %       N/A          2.95 %
==============================================================================================================================

1. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund's predecessor fund, Undiscovered Managers Mid Cap Value Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.



2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 7/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                        Class A  Class B   Class C  Class I
Maximum sales charge                                                                    5.75%3   None      1.00%    None
imposed on purchases
(as a % of offering price)
==============================================================================================================================
Maximum deferred sales charge                                                           None3    5.00%     1.00%    None
as a % of either the redemption amount
or initial investment, whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                                       Class A      Class B       Class C       Class I
==============================================================================================================================
Management Fees                                                        0.95 %       0.95 %        0.95 %        0.95 %
==============================================================================================================================
12b-1 Fees                                                             0.30 %       1.00 %        1.00 %        0.00 %
==============================================================================================================================
Other Expenses                                                         1.72 %       1.72 %        1.72 %        1.72 %
==============================================================================================================================
Total Fund Operating Expenses (Before Waiver)                          2.97 %       3.67 %        3.67 %        2.67 %
==============================================================================================================================
Waiver of Fund Expenses                                                - 1.37 %     - 1.37 %      - 1.37 %      - 1.37 %
==============================================================================================================================
Total Fund Operating Expenses (After Waiver) 4                         1.60 %       2.30 %        2.30 %        1.30 %
==============================================================================================================================

4. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of two years beginning in April 2003 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. These waivers and/or reimbursements are subject to later recoupment by the investment advisor in certain circumstances up to a period of three years following the fiscal year in which such expenses were incurred.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
1 year            $ 728           $ 733            $ 431            $ 132           $ 233                $ 331
==============================================================================================================================
3 years           $ 1,189         $ 1,162          $ 954            $ 560           $ 862                $ 954
==============================================================================================================================
5 years           $ 1,812         $ 1,857          $ 1,741          $ 1,162         $ 1,657              $ 1,741
==============================================================================================================================
10 years          $ 3,484         $ 3,582          $ 3,801          $ 2,792         $ 3,582              $ 3,801
==============================================================================================================================

Small Cap Value Fund

FUND FACTS:

Goal:
Long-term Growth of Capital

Principal Investment:
Small-Cap U.S. Common Stocks

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
J.L. Kaplan Associates, LLC

Portfolio Managers:
James L. Kaplan Paul Weisman

NASDAQ Symbols:

ESKAX(Class A)
ESKBX (Class B)
ESKCX(Class C)
ESKIX(Class I)

Dividend Payment Schedule:

Annually

INVESTMENT GOAL

The Fund seeks long-term growth of capital.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with smaller market capitalizations that the Fund's portfolio managers consider to be undervalued at the time of purchase and to have the potential for long-term capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2500(R) Index, at the time of purchase). In addition, the Fund seeks to maintain a weighted average market capitalization that falls within the range of the Russell 2500(R) Index. As of its last reconstitution on June 30, 2002, the Russell 2500(R) Index had a market capitalization range of approximately $128 million to $3.5 billion. The Fund's portfolio managers look for securities that they consider to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. In selecting stocks, the portfolio managers will consider, among other things, the issuer's earning power and the value of the issuer's assets.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Market Capitalization Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each full calendar year since the Class I shares' inception on 12/30/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.
Year-by-Year Total Return for Class I Shares (%) 1

==============================================================================================================================

1993         1994       1995       1996        1997       1998           1999       2000         2001          2002
==============================================================================================================================
                                                          - 0.72         9.94       19.26        16.94         - 7.24
==============================================================================================================================
Best Quarter:                              2nd Quarter 1999              + 22.19 %1
==============================================================================================================================
Worst Quarter:                             3rd Quarter 1998              - 19.32 %1
==============================================================================================================================
Year-to-date total return as of 3/31/2003 is -5.44%. 1
==============================================================================================================================

The next table lists the Fund's average annual total return by class over the past one and five years and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Value Index (Russell 2000 Value). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class         1 year       5 year       10 year      Performance Since 12/30/1997
==============================================================================================================================
Class A        7/31/1998                       - 12.93 %    5.14 %       N/A          5.67 %
==============================================================================================================================
Class B        4/25/2003                       - 11.87 %    6.84 %       N/A          7.53 %
==============================================================================================================================
Class C        4/25/2003                       - 9.09 %     6.93 %       N/A          7.46 %
==============================================================================================================================
Class I        12/30/1997                      - 7.24 %     7.14 %       N/A          7.68 %
==============================================================================================================================
Class I        12/30/1997                      - 7.27 %     6.53 %       N/A          7.07 %
==============================================================================================================================
(after taxes on distributions) 2
==============================================================================================================================
Class I        12/30/1997                      - 4.41 %     5.63 %       N/A          6.08 %
==============================================================================================================================
(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
Russell 2000 Value                             - 11.43 %    2.71 %       N/A          2.71 %
==============================================================================================================================

1. Historical performance shown for Class A is based on the performance of the Investor shares of the fund's predecessor fund, Undiscovered Managers Small Cap Value Fund, and prior to the Investor shares' inception, on the Institutional shares, the original class offered by the fund's predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of the Institutional shares of the fund's predecessor fund. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund's predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.35% for Investor shares, 0.25% for Class A and 1.00% for Classes B and C. Class I and Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been different.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 7/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================
Shareholder Transaction Expenses                                   Class A   Class B   Class C  Class I
==============================================================================================================================

Maximum sales charge                                               5.75%3    None      1.00%    None
imposed on purchases
(as a % of offering price)
==============================================================================================================================
Maximum deferred sales                                             None3     5.00%     1.00%    None
charge (as a % of
either the redemption amount or
initial investment,  whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                                       Class A      Class B       Class C       Class I
==============================================================================================================================
Management Fees                                                        1.05 %       1.05 %        1.05 %        1.05 %
==============================================================================================================================
12b-1 Fees                                                             0.35 %4      1.00 %        1.00 %        0.00 %
==============================================================================================================================
Other Expenses                                                         0.44 %       0.44 %        0.44 %        0.44 %
=============================================================================================================================
Total Fund Operating Expenses (Before Waiver)                          1.84 %       2.49 %        2.49 %        1.49 %
==============================================================================================================================
Waiver of Fund Expenses                                                - 0.09 %     - 0.09 %      - 0.09 %      - 0.09 %
==============================================================================================================================
Total Fund Operating Expenses (After Waiver) 5                         1.75 %       2.40 %        2.40 %        1.40 %
==============================================================================================================================

4. This rate is based on a 12b-1 fee of 0.35% incurred on assets prior to the close of business on 4/25/2003 and a 12b-1 fee of 0.25% assessed on assets after 4/25/2003.

5. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of two years beginning in April 2003 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. These waivers and/or reimbursements are subject to later recoupment by the investment advisor in certain circumstances up to a period of three years following the fiscal year in which such expenses were incurred.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
1 year            $ 743           $ 743            $ 441            $ 143           $ 243                $ 341
==============================================================================================================================
3 years           $ 1,103         $ 1,058          $ 850            $ 453           $ 758                $ 850
==============================================================================================================================
5 years           $ 1,497         $ 1,509          $ 1,396          $ 796           $ 1,309              $ 1,396
==============================================================================================================================
10 years          $ 2,595         $ 2,652          $ 2,884          $ 1,764         $ 2,652              $ 2,884
==============================================================================================================================

Special Values Fund

FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Small-Cap U.S. Common Stocks

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

NASDAQ Symbols:
ESPAX (Class A)
ESPBX (Class B)
ESPCX (Class C)
ESPIX (Class I)

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks to produce growth of capital.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in common stocks of small U.S. companies. The portfolio managers look for significantly undervalued companies that they believe have the potential for above-average appreciation potential with below average risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Value Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Value Index.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Market Capitalization Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each full calendar year since the Class A shares' inception on 5/7/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1992        1993       1994          1995         1996         1997        1998           1999       2000        2001
==============================================================================================================================
                       - 3.32        30.26        36.98        29.08       - 1.51         6.39       15.14       18.13
==============================================================================================================================
=Best Quarter:                              2nd Quarter 1999               + 16.56 %
============================================================================================================================

Worst Quarter:                             3rd Quarter 1998               - 18.00 %
==============================================================================================================================

Year-to-date total return as of 9/30/2002 is -12.61%.
==============================================================================================================================


The next table lists the Fund's average annual total return by class over the past one and five years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Value Index (Russell 2000 Value). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1



==============================================================================================================================

               Inception Date of Class          1 year        5 year       10 year      Performance Since 5/7/1993
==============================================================================================================================
Class A        5/7/1993                         11.37 %       11.64 %      N/A          14.28 %
==============================================================================================================================
Class A        5/7/1993                         9.33 %        9.60 %       N/A          12.04 %
==============================================================================================================================
(after taxes on distributions) 2
==============================================================================================================================
Class A        5/7/1993                         7.45 %        8.66 %       N/A          10.99 %
==============================================================================================================================
(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
Class B        3/26/1999                        12.21 %       12.28 %      N/A          14.81 %
==============================================================================================================================
Class C        12/12/2000                       15.27 %       12.80 %      N/A          14.97 %
==============================================================================================================================
Class I        7/23/1996                        18.46 %       13.23 %      N/A          15.09 %
==============================================================================================================================
Russell 2000 Value                              14.02 %       11.21 %      N/A          13.31 %
==============================================================================================================================

1. Historical performance shown for Classes A, B, C and I are based on the performance of Classes A, B, C and Y of the fund's predecessor fund, Wachovia Special Values Fund. The historical returns shown for Classes B, C and I prior to their inception are based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower, while returns for Class I would have been higher.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2002.

Shareholder Fees (fees paid directly from your investment)


==============================================================================================================================
Shareholder Transaction Expenses                                                               Class A   Class B  Class C  Class I

=============================================================================================================================
Maximum sales charge imposed on purchases (as a % of offering price)                            5.75%3   None     1.00%    None

==============================================================================================================================
Maximum deferred sales charge (as a % of either the redemption amount or initial investment,    None3    5.00%    1.00%    None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
                                                                        Class A       Class B      Class C      Class I
==============================================================================================================================
Management Fees                                                         0.80 %        0.80 %       0.80 %       0.80 %
==============================================================================================================================
12b-1 Fees                                                              0.30 %        1.00 %       1.00 %       0.00 %
==============================================================================================================================
Other Expenses                                                          0.29 %        0.29 %       0.29 %       0.29 %
==============================================================================================================================
Total Fund Operating Expenses (Before Waiver)                           1.39 %        2.09 %       2.09 %       1.09 %
==============================================================================================================================
Waiver of Fund Expenses                                                 - 0.03 %      - 0.03 %     - 0.03 %     - 0.03 %
==============================================================================================================================
Total Fund Operating Expenses (After Waiver) 4, 5                       1.36 %        2.06 %       2.06 %       1.06 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

5. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of 1 year beginning in July, 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses


==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
1 year            $ 706           $ 709            $ 407            $ 108           $ 209                $ 307
==============================================================================================================================
3 years           $ 987           $ 952            $ 745            $ 344           $ 652                $ 745
==============================================================================================================================
5 years           $ 1,289         $ 1,321          $ 1,210          $ 598           $ 1,121              $ 1,210
==============================================================================================================================
10 years          $ 2,145         $ 2,240          $ 2,494          $ 1,326         $ 2,240              $ 2,494
==============================================================================================================================

Strategic Value Fund

FUND FACTS:

Goals:
Long-term Capital Growth Current Income

Principal Investment:
Equity Securities of Large U.S. Companies

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

NASDAQ Symbols:
ESSAX (Class A)
ESSBX (Class B)
ESSCX (Class C)
ESSIX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks long-term capital growth with current income as a secondary objective.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the equity securities of large U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. Generally, securities selected are common stocks that the Fund's portfolio managers believe are undervalued and exhibit positive trends in their underlying operations and earnings expectations. The Fund intends to seek current income primarily from dividends paid by its equity holdings and to a much lesser extent interest income earned by cash equivalents in which the Fund invests. The Fund's investments in equity securities will be on the basis of various valuation parameters, industry leadership, quality of management, the company's current position and future earnings prospects.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1

==============================================================================================================================
1992           1993         1994       1995         1996         1997         1998       1999       2000       2001
==============================================================================================================================
19.62          13.01        1.69       33.20        25.66        32.12        6.31       9.06       4.85       - 4.75
==============================================================================================================================
Best Quarter:                              4th Quarter 1998      + 16.86 %
==============================================================================================================================
Worst Quarter:                             3rd Quarter 1998      - 16.19 %
===========================================================================================================================
Year-to-date total return as of 9/30/2002 is -24.22%.
==============================================================================================================================


The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Value Index (Russell 1000 Value). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1


==============================================================================================================================

               Inception Date of Class         1 year       5 year       10 year      Performance Since 12/31/1981
==============================================================================================================================
Class A        3/27/2002                       - 10.22 %    7.54 %       12.57 %      14.39 %
==============================================================================================================================
Class B        3/27/2002                       - 9.42 %     8.39 %       12.74 %      14.05 %
==============================================================================================================================
Class C        3/27/2002                       - 6.62 %     8.67 %       12.74 %      14.05 %
==============================================================================================================================
Class I        11/24/1997                      - 4.75 %     8.87 %       13.41 %      14.96 %
==============================================================================================================================
Class I        11/24/1997                      - 5.30 %     N/A          N/A          N/A
==============================================================================================================================
(after taxes on distributions) 2
==============================================================================================================================
Class I        11/24/1997                      - 2.74 %     N/A          N/A          N/A
==============================================================================================================================
(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
Russell 1000 Value                             - 5.59 %     11.13 %      14.13 %      15.48 %
==============================================================================================================================

1. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assumes a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTFs, after-tax returns prior to 11/24/1997 cannot be calculated.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2002.

Shareholder Fees (fees paid directly from your investment)


==============================================================================================================================

Shareholder Transaction Expenses                                                Class A   Class B   Class C  Class I
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)            5.75%3    None       1.00%   None
==============================================================================================================================
Maximum deferred sales charge (as a % of either the redemption amount or
initial investment,                                                             None3     5.00%      1.00%   None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
                                                             Class A         Class B         Class C          Class I
==============================================================================================================================
Management Fees                                              0.62 %          0.62 %          0.62 %           0.62 %
==============================================================================================================================
12b-1 Fees                                                   0.30 %4         1.00 %          1.00 %           0.00 %
==============================================================================================================================
Other Expenses                                               0.15 %          0.15 %          0.15 %           0.15 %
==============================================================================================================================
Total Fund Operating Expenses                                1.07 %          1.77 %          1.77 %           0.77 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses


==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
1 year            $ 678           $ 680            $ 378            $ 79            $ 180                $ 278
==============================================================================================================================
3 years           $ 896           $ 857            $ 652            $ 246           $ 557                $ 652
==============================================================================================================================
5 years           $ 1,131         $ 1,159          $ 1,050          $ 428           $ 959                $ 1,050
==============================================================================================================================
10 years          $ 1,806         $ 1,899          $ 2,163          $ 954           $ 1,899              $ 2,163
==============================================================================================================================


THE FUNDS' INVESTMENT ADVISOR


An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Mid Cap Value Fund and Small Cap Value Fund paid their predecessor advisor an aggregate advisory fee of 0.95% and 1.05%, respectively, for their previous fiscal year ended 8/30/2002. Effective April 28, 2003, Mid Cap Value Fund and Small Cap Value Fund began to pay EIMC an annual contractual advisory fee of 0.95% and 1.05%, respectively, based on the Funds' average daily net assets. For the fiscal year ended 2/28/03, Large Cap Value Fund paid EIMC an advisory fee of 0.70% of the Fund's average daily net assets.


For the fiscal year ended 7/31/2002, the aggregate advisory fee paid to EIMC by each Fund was as follows:

==============================================================================================================================

Fund                                          % of the Fund's average daily net assets
==============================================================================================================================
Blue Chip Fund                                0.48 %
==============================================================================================================================
Equity Income Fund                            0.71 %
==============================================================================================================================
Equity Index Fund                             0.00 %
==============================================================================================================================
Growth and Income Fund                        0.74 %
==============================================================================================================================
Special Values Fund                           0.75 %
==============================================================================================================================
Strategic Value Fund                          0.62 %
==============================================================================================================================


THE FUNDS' SUB-ADVISORS

Grantham, Mayo, Van Otterloo & Co. LLC (GMO) is the sub-advisor to Large Cap Value Fund, pursuant to the terms of an order the Fund has received from the Securities and Exchange Commission. As sub-advisor, GMO will manage the Fund's investments on a day-to-day basis.

EIMC pays GMO for sub-advisory services. The Fund does not pay a direct fee to GMO for its sub-advisory services.

EIMC pays GMO the following fees for subadvisory services:

==============================================================================================================================
Average Daily Net Assets                                                         Fee
==============================================================================================================================
First $250 million                                                               0.500 %
==============================================================================================================================
Next $250 million                                                                0.475 %
==============================================================================================================================
Next $500 million                                                                0.425 %
==============================================================================================================================
Over $1 billion                                                                  0.400 %
==============================================================================================================================

Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the Fund's sub-advisor and recommend the hiring, termination, and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of the sub-advisor.

J.L. Kaplan Associates, LLC (Kaplan) is the sub-advisor to Mid Cap Value Fund and Small Cap Value Fund. Kaplan and its predecessor have been managing mutual funds and private accounts since 1976 and manage over $2.7 billion in assets as of 12/31/2002. Kaplan is located at 222 Berkeley Street, Boston, MA 02116.

EIMC pays Kaplan for sub-advisory services. Mid Cap Value Fund and Small Cap Value Fund do not pay a direct fee to Kaplan for its sub-advisory services.

EIMC pays Kaplan the following fees for subadvisory services:

==============================================================================================================================
Average Daily Net Assets                                                          Fee
==============================================================================================================================
First $200 million                                                                0.60 %
==============================================================================================================================
Next $100 million                                                                 0.55 %
==============================================================================================================================
Over $300 million                                                                 0.50 %
==============================================================================================================================

THE FUNDS' PORTFOLIO MANAGERS

Blue Chip Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

Equity Income Fund
Growth and Income Fund
Special Values Fund
Strategic Value Fund
Each Fund is managed by a team of portfolio management professionals from EIMC's Value Equity team, with team members responsible for various sectors.

Equity Index Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Global Structured Products team, with team members responsible for various sectors.

Large Cap Value Fund
The Fund is managed by a team of portfolio management professionals from GMO's U.S. Active Division, with team members responsible for various sectors.

Mid Cap Value Fund
Small Cap Value Fund
James L. Kaplan and Paul Weisman have day-to-day responsibility for managing each Fund's portfolio. Mr. Kaplan has been the principal of Kaplan and its predecessor since founding the firm in 1976.
Mr. Weisman has been a portfolio manager at Kaplan since 1986.



CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the NYSE. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o  Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offers four different share classes in this prospectus: Class A, Class B, Class C and Class I. Each class except Class I has its own sales charge. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.
Class A

If you select Class A shares, you may pay a front-end sales charge of up to 5.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to an expense known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:


==============================================================================================================================
Your Investment      Sales Charge as a % of          Sales Charge as a % of Your Net     Dealer Commission as a % of
                     Offering Price                  Investment                          Offering Price
==============================================================================================================================
Up to $49,999        5.75 %                          6.10 %                              5.00 %
==============================================================================================================================
$50,000-$99,999      4.50 %                          4.71 %                              4.25 %
==============================================================================================================================
$100,000-$249,999    3.75 %                          3.90 %                              3.25 %
==============================================================================================================================
$250,000-$499,999    2.50 %                          2.56 %                              2.00 %
==============================================================================================================================
$500,000-$999,999    2.00 %                          2.04 %                              1.75 %
==============================================================================================================================
$1,000,000-$2,999,9990.00 %                          0.00 %                              1.00% of the first $2,999,999, plus
==============================================================================================================================
$3,000,000-$4,999,9990.00 %                          0.00 %                              0.50% of the next $2,000,000, plus
==============================================================================================================================
$5,000,000 or        0.00 %                          0.00 %                              0.25% of amounts equal to or over
greater                                                                                  $5,000,000 1
==============================================================================================================================

1. Equity Index Fund pays 0.25% to investment firms for all amounts over $1,000,000.

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase. The front-end sales charge may be waived under certain circumstances and the maximum deferred sales charge and dealer allowance may be reduced for certain investors.

Class A shares are offered at NAV to corporate or certain other qualified retirement plans, or non-qualified deferred compensation plans of Title I ERISA tax-sheltered annuities or TSA plans sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees). Such purchases are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption) if redeemed within 12 months after the month of purchase. Three ways you can reduce your Class A sales charges:

     Rights of Accumulation. You may add the value of all of your existing Evergreen funds investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

     Letter of Intent. You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

     Combined Purchases. You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all of your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).


Contact your investment professional or a service representative at Evergreen Service Company, LLC at 1.800.343.2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

Each Fund may also sell Class A shares at NAV without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund, and the advisory affiliates of Wachovia, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

==============================================================================================================================

Time Held                                                                  Maximum Deferred Sales Charge
==============================================================================================================================
Month of Purchase + First 12 Month Period                                  5.00 %
==============================================================================================================================
Month of Purchase + Second 12 Month Period                                 4.00 %
==============================================================================================================================
Month of Purchase + Third 12 Month Period                                  3.00 %
==============================================================================================================================
Month of Purchase + Fourth 12 Month Period                                 3.00 %
==============================================================================================================================
Month of Purchase + Fifth 12 Month Period                                  2.00 %
==============================================================================================================================
Month of Purchase + Sixth 12 Month Period                                  1.00 %
==============================================================================================================================
Thereafter                                                                 0.00 %
==============================================================================================================================
After 8 years                                                              Converts to Class A
==============================================================================================================================
Dealer Allowance                                                           4.00 %
==============================================================================================================================

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C

If you select Class C shares, you may pay a front-end sales charge of 1.00%, which is deducted from your investment before it is invested. In addition, you may pay a deferred sales charge if you redeem your shares within one year after the month of purchase. Your shares are subject to 12b-1 fees. These shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

================================================================================

Time Held                                         Maximum Deferred Sales Charge
================================================================================
Month of Purchase + First 12 Month Period                                 1.00 %
================================================================================

Thereafter                                                                0.00 %
================================================================================
Dealer Allowance                                                          2.00 %
================================================================================


The front-end sales charge may be waived under certain circumstances and the maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below. In addition, please see "Purchase and Redemption of Shares" in the SAI.

Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:
o When the shares were purchased through reinvestment of dividends/capital gains
o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month
o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Class I

Each Fund offers Class I shares at NAV without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Calculating the Deferred Sales Charge

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor. Promotional Incentives on Dealer Commissions

EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please see "Distribution Expenses Under Rule 12b-1" in the SAI for more information regarding promotional incentives.

HOW TO BUY SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen funds service representative.

==============================================================================================================================

                       Minimum Initial Purchase of Class A, B  Minimum Initial Purchase of   Minimum Additional Purchases
                       and C Shares                            Class I Shares
==============================================================================================================================
Regular Accounts       $ 1,000                                 $ 1,000,000 1                 None
==============================================================================================================================
IRAs                   $ 250                                   N/A 2                         None
==============================================================================================================================
Systematic Investment  $ 50                                    N/A 2                         $ 25/monthly (for Classes A,
Plan                                                                                         B and C) 2
==============================================================================================================================
1. Minimum initial purchase amount does not apply to former Class Y shareholders.

2. Former Class Y shareholders may invest at the Class A, B and C share amounts.
==============================================================================================================================
Method                 Opening an Account                      Adding to an Account
==============================================================================================================================
                        o Complete and sign the account        o  Make your check payable to Evergreen funds.
By Mail or                application. Applications may be     o  Write a note specifying:
through an                downloaded off our website at           |X| the Fund name
Investment                EvergreenInvestments.com.               |X| share class
Professional            o Make the check payable to               |X| your account number
                          Evergreen funds. Cash, credit           |X| the name(s) in which
                          the account is registered cards, third party checks,
                          credit o Mail to the address to the left or deliver to
                          your card checks or money orders will investment
                          professional (provided he or she has a not be
                          accepted. broker-dealer arrangement with EDI).
                        o Mail the application and your check to the address
                          below:

                          Postal Service Address:


                          Evergreen Investments
                          P.O. Box 8400
                          Boston, MA 02266-8400


                          Overnight Address:


                          Evergreen Investments
                          66 Brooks Drive, Suite 8400
                          Braintree, MA 02184-3800

                        o Or deliver them to your investment professional
                          (provided he or she has a broker-dealer arrangement
                          with EDI).
==============================================================================================================================
==============================================================================================================================
                        o Call 1.800.343.2898 to set up an    o        Call the Evergreen Express Line at 1.800.346.3858 24
By Phone                  account number and get wiring                hours a day or to speak with an Evergreen funds
                          instructions.                                service representative call 1.800.343.2898 between 8
                        o Instruct your bank to wire or                a.m. and 6 p.m. Eastern time, on any business day.
                          transfer your purchase (they may    o        If your bank account is set up on file, you can
                          charge a wiring fee).                        request either:
                        o Complete the account application            |X| Federal Funds Wire (offers immediate access to funds)
                          and mail to:                                or
                                                                      |X| Electronic transfer through the Automated Clearing
                          Postal Service Address:                          House which avoids wiring fees.


                          Evergreen Investments
                          P.O. Box 8400
                          Boston, MA 02266-8400


                          Overnight Address:


                          Evergreen Investments
                          66 Brooks Drive, Suite 8400
                          Braintree, MA 02184-3800

                        o Trades accepted after 4 p.m.
                          Eastern time on market trading
                          days will receive the next market
                          trading day's closing price. 3
==============================================================================================================================
==============================================================================================================================
                         o You can make an additional investment by exchange from an existing Evergreen funds account by By Exchange contacting your investment professional or an Evergreen funds service representative, by calling the Evergreen Express Line at 1.800.346.3858 or by visiting our website at
                          EvergreenInvestments.com. 4
                        o You can only exchange shares from your account within
                          the same class and under the same registration.
                        o There is no sales charge or redemption fee when
                          exchanging funds within the Evergreen funds family. 5
                        o Orders placed before 4 p.m. Eastern time on market
                          trading days will be processed at that day's closing
                          share price. Orders placed after 4 p.m. Eastern time
                          will be processed at the next market trading day's
                          closing price. 3
                        o Exchanges are limited to three per calendar quarter,
                          but in no event more than five per calendar year.
                        o Exchanges between accounts which do not have identical
                          ownership must be made in writing with a signature
                          guarantee (See "Exceptions: Redemption Requests That
                          Require A Signature Guarantee" on the next page).
==============================================================================================================================
==============================================================================================================================
                        o  You can transfer money              o        To establish automatic investing for an existing
Systematic                 automatically from your bank                 account, call 1.800.343.2898 for an application.
Investment Plan            account into your Fund account on   o        The minimum is $25 per month or $75 per quarter.
(SIP) 6                    a monthly or quarterly basis.       o        You can also establish an investing program through
                        o  Initial investment minimum is $50            direct deposit from your paycheck. Call
                           if you invest at least $25 per               1.800.343.2898 for details.
                          month with this service.
                        o To enroll, check off the box on the account
                          application and provide:
                          |X| your bank account information
                          |X| the amount and date of your
                              monthly or quarterly
                              investment
==============================================================================================================================

3. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

4. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

5. This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

6. Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen funds for employees of Wachovia and its affiliates when the employee enrolls in a new Evergreen SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen funds for employees of Wachovia when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with Wachovia Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================

Methods             Requirements
==============================================================================================================================
==============================================================================================================================
              o     Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen
Call Us             funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
              o     This service must be authorized ahead of time, and is only available for regular accounts. 1
              o     All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
              o     We can either:
                    |X|      wire the proceeds into your bank account (service charges may apply)
                    |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                    |X|      mail you a check.
              o     All telephone calls are recorded and may be
                    monitored for your protection. We are not
                    responsible for acting on telephone orders we
                    believe are genuine.
              o     See "Exceptions: Redemption Requests That Require a
                    Signature Guarantee" below for requests that must
                    be made in writing with your signature guaranteed.
==============================================================================================================================
=============================================================================================================================
              o     You can mail a redemption request to:
Write Us
                    Postal Service Address:


                    Evergreen Investments
                    P.O. Box 8400
                    Boston, MA 02266-8400


                    Overnight Address:


                    Evergreen Investments
                    66 Brooks Drive, Suite 8400
                    Braintree, MA 02184-3800

              o     Your letter of instructions must:
                    |X| list the Fund name and the account number
                    |X| indicate the number of shares or dollar value you wish to redeem
                    |X| be signed by the registered owner(s)
              o     See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
              o     To redeem from an IRA or other retirement account, call 1.800.343.2898 for special instructions.
==============================================================================================================================
==============================================================================================================================
Redeem Your   o     You may also redeem your shares by contacting your investment professional or an Evergreen
Shares              funds service representative.
in Person     o     A fee may be charged for this service.
==============================================================================================================================
==============================================================================================================================
Systematic    o     You can transfer money automatically from your Fund account on a monthly or quarterly basis
Withdrawal          without redemption fees.
Plan (SWP)    o     The withdrawal can be mailed to you, or deposited directly into your bank account.
              o     The minimum is $75 per month.
              o     The maximum is 1.00% of your account per month or 3.00% per quarter.
              o     To enroll, call 1.800.343.2898 for instructions.
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o        You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account. o You want the proceeds payable to anyone other than the registered owner(s) of the account. o Either your address or the address of your bank account has been changed within 30 days. o The account is registered in the name of a fiduciary corporation or any other organization.
         In these cases, additional documentation is required:
         corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document
Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen funds' portfolio managers.

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B and Class C only)
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at EvergreenInvestments.com for more information.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration -- automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

Reinstatement Privileges
Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.


THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.
Fund Distributions


A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:
o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a quarterly, monthly or annual dividend from the dividends, interest and other income on the securities in which it invests. Dividends paid by a Fund will qualify for the 15% rate of tax for individuals to the extent of qualified dividends received by the Fund. The frequency of dividends for each Fund is listed under the Fund Facts section in the summary of each Fund previously presented.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 20%, but for that portion of the capital gain distribution attributable to security sales after May 5 , 2003 the maximum rate will drop to 15%.


Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting


Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.


Retirement Plans

You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees


The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% (except for Small Cap Value Fund which is currently limited to 0.25%) of the average daily net assets of the class. Class I shares do not pay 12b-1 fees. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.


Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS


This section looks in detail at the results for one share in each share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund (except Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund ) have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. The tables for Large Cap Value Fund for the fiscal year ended February 28, 2003 have been derived from financial information audited by the predecessor fund's previous independent auditors. The tables for Large Cap Value Fund for periods prior to February 28, 2003 have been derived from financial information audited by the predecessors fund's previous independent auditors. The tables for Mid Cap Value Fund and Small Cap Value Fund have been derived from financial information audited by the predecessor funds' previous independent auditors. For a more complete picture of each Fund's financial statements, please see the Funds' Annual Reports as well as the Funds' SAI.



Blue Chip Fund
==============================================================================================================================

                                                                          Year Ended July 31,
==============================================================================================================================
==============================================================================================================================

                                                                          2002 1     2001       2000      1999      1998 2
==============================================================================================================================
==============================================================================================================================

CLASS A
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                      $ 25.69    $ 34.79    $ 32.88   $ 30.42   $ 27.39


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                              - 0.03     0.01       - 0.03    0.05      0.08
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                 - 5.75     - 6.81     4.34      4.82      3.01


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                          - 5.78     - 6.80     4.31      4.87      3.09


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     0          0          0         - 0.03    - 0.06
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                        0          - 2.30     - 2.40    - 2.38    0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                       0          - 2.30     - 2.40    - 2.41    - 0.06


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                            $ 19.91    $ 25.69    $ 34.79   $ 32.88   $ 30.42


==============================================================================================================================
==============================================================================================================================

Total return 3                                                            - 22.50 %  - 20.47 %  13.22 %   17.29 %   11.29 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                      $ 220      $ 329      $ 467     $ 382     $ 285
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                1.37 %     1.22 %     1.15 %    1.20 %    1.20 %5
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                              - 0.15 %   0.02 %     - 0.04 %  0.19 %    0.49 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                   179 %      223 %      153 %     111 %     112 %
==============================================================================================================================

                                                                                                                     Year Ended
==============================================================================================================================
==============================================================================================================================
                                                                       Year Ended July 31,                           August 31,
==============================================================================================================================
==============================================================================================================================
                                                                2002 1    2001       2000   1999   1998 6            1997
==============================================================================================================================
==============================================================================================================================

CLASS B
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                            $ 24.99   $ 34.15    $ 32.54  $ 30.35  $ 29.97       $ 25.05


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                    - 0.20    - 0.21     - 0.14   - 0.05   - 0.12           0.15
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities       - 5.57    - 6.65     4.15     4.62     5.72             7.97


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                - 5.77    - 6.86     4.01     4.57     5.60             8.12


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                           0         0          0        0        - 0.08          - 0.20
==============================================================================================================================
==============================================================================================================================

Net realized gains                                              0         - 2.30     - 2.40   - 2.38   - 4.96          - 3.18


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                             0         - 2.30     - 2.40   - 2.38   - 5.04           3.38


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                  $ 19.22   $ 24.99    $ 34.15  $ 32.54  $ 30.35       $ 29.79


==============================================================================================================================
==============================================================================================================================

Total return 3                                                  - 23.09 % - 21.06 %  12.40 %  16.26 %  20.89 %        34.76 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                            $ 220     $ 364      $ 477    $ 255    $ 118          $ 313
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                      2.12 %    1.98 %     1.90 %   1.95 %   1.68 %5         1.57 %
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                    - 0.89 %  - 0.73 %   - 0.79 % - 0.60 % - 0.02 %5       0.55 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                         179 %     223 %      153 %    111 %    112 %             109 %
==============================================================================================================================

1. Net investment income (loss) per share is based on average shares outstanding during the period.

2. For the period from January 20, 1998 (commencement of class operations), to July 31, 1998.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

6. For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.



==============================================================================================================================

                                                                         Year Ended July 31,
==============================================================================================================================
==============================================================================================================================

                                                                         2002 1     2001       2000      1999      1998 2
==============================================================================================================================
==============================================================================================================================

CLASS C
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                     $ 25.06    $ 34.24    $ 32.63   $ 30.40   $ 27.70


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                             - 0.20     - 0.21     - 0.04    - 0.11    0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                - 5.58     - 6.67     4.05      4.72      2.72


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                         - 5.78     - 6.88     4.01      4.61      2.72


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                    0          0          0         0         - 0.02
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                       0          - 2.30     - 2.40    - 2.38    0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                      0          - 2.30     - 2.40    - 2.38    - 0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                           $ 19.28    $ 25.06    $ 34.24   $ 32.63   $ 30.40


==============================================================================================================================
==============================================================================================================================

Total return 3                                                           - 23.06 %  - 21.06 %  12.37 %   16.37 %   9.80 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                     $ 11       $ 19       $ 22      $ 3       $ 1
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                               2.12 %     1.98 %     1.90 %    1.95 %    2.02 %5
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                             - 0.89 %   - 0.73 %   - 0.78 %  - 0.67 %  - 0.27 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                  179 %      223 %      153 %     111 %     112 %
==============================================================================================================================

==============================================================================================================================

                                                                                Year Ended July 31,
==============================================================================================================================
==============================================================================================================================

                                                                                2002 6      2001        2000       1999 7
==============================================================================================================================
==============================================================================================================================

CLASS I 8
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                            $ 25.60     $ 34.59     $ 32.62    $ 32.30


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                           0.02        0.06        0.04       0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                       - 5.73      - 6.75      4.33       0.32


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                - 5.71      - 6.69      4.37       0.32


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                              0           - 2.30      - 2.40     0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                  $ 19.89     $ 25.60     $ 34.59    $ 32.62


==============================================================================================================================
==============================================================================================================================

Total return                                                                    - 22.30 %   - 20.26 %   13.53 %    0.99 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                            $ 9         $ 14        $ 16       $ 1
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                      1.12 %      0.98 %      0.90 %     0.95 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                           0.10 %      0.26 %      0.22 %     0.08 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                         179 %       223 %       153 %      111 %
==============================================================================================================================

1. Net investment income (loss) per share is based on average shares outstanding during the period.

2. For the period from January 22, 1998 (commencement of class operations), to July 31, 1998.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

6. Net investment income per share is based on average shares outstanding during the period.

7. For the period from April 30, 1999 (commencement of class operations), to July 31, 1999.

8. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

Equity Income Fund

==============================================================================================================================

                                                                                        Year Ended July 31,
==============================================================================================================================
==============================================================================================================================

                                                                                        2002   2001 1  2000    1999   1998
==============================================================================================================================
==============================================================================================================================

CLASS A
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                   $22.14  $20.86  $22.57  $23.19  $23.94


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   0.51   0.81    0.98    0.94   1.05
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related  -4.22      1.26    - 0.82  1.50   0.81
transactions


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                        -3.71     2.07    0.16    2.44   1.86



==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   -0.56    - 0.78  - 1.01  -0.93  - 1.02

==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                      -0.06    - 0.01  - 0.86  -2.13  - 1.59



==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                     -0.62   - 0.79  - 1.87  -3.06  - 2.61



==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                          $17.81  $22.14 $20.86   $22.57  $23.19


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                          -16.97%    10.14 % 0.74 %  12.14  7.93%

==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                 $62,543 $76,780  $62,692  $35,714 $15,005
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                              1.33 % 1.34 %  1.49 %  1.46 % 1.50 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   2.55 % 3.66 %  4.13 %  4.39 % 4.20 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                 106 %  60 %    115 %   124 %  133 %
==============================================================================================================================

==============================================================================================================================

                                                                                     Year Ended July 31,
==============================================================================================================================
==============================================================================================================================

                                                                                     2002     2001 1  2000    1999    1998
==============================================================================================================================
==============================================================================================================================

CLASS B
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                 $ 21.95  $20.68   $22.38   $23.04   $23.81


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                0.36     0.64    0.73    0.76    0.86
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency       - 4.18   1.25    - 0.73  1.51    0.81
related transactions

==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                     - 3.82   1.89    0       2.27    1.67


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                - 0.41   - 0.61  - 0.84  - 0.80  - 0.85
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                   - 0.06   - 0.01  - 0.86  - 2.13  - 1.59


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                  - 0.47   - 0.62  - 1.70  - 2.93  - 2.44


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                       $ 17.66  $21.95   $20.68   $22.38   $23.04


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                       - 17.60%  9.31 %  0.00 %  11.34 % 7.13 %

==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                             $114,726  $161,726 $177,968 $185,177 $54,544
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                           2.08 %   2.10 %  2.24 %  2.21 %  2.25 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                1.84 %   2.93 %  3.28 %  3.61 %  3.46 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                              106 %    60 %    115 %   124 %   133 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. Excluding applicable sales charges

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.


==============================================================================================================================

                                                                                         Year Ended July 31,
==============================================================================================================================
==============================================================================================================================

                                                                                         2002    2001 1  2000   1999 1 1998
==============================================================================================================================
==============================================================================================================================

CLASS C
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                  $21.95   $20.68   $22.38  $23.04  $23.81


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    0.37    0.62    0.88   0.76   0.87
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related   -4.20  1.27    -0.88      1.51   0.80
transactions


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                         - 3.83  1.89    0      2.27   1.67


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    - 0.41  - 0.61  -0.84   -0.80   -0.85

==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                       - 0.06  - 0.01  - 0.86  -2.13   -1.59



==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                      - 0.47  - 0.62  -1.70   -2.93   -2.44



==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                         $17.65    $21.95 $20.68  $22.38  $23.04



==============================================================================================================================
==============================================================================================================================

Total return 2                                                                           -17.65 % 9.31 %  0.00 % 11.34%  7.13 %

==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                  $17,681  $16,871  $9,112  $2,502  $1,259
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                               2.08 %  2.09 %  2.25 % 2.21 % 2.25 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    1.75 %  2.87 %  3.43 % 3.60 % 3.48 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                  106 %   60 %    115 %  124 %  133 %
==============================================================================================================================

==============================================================================================================================

                                                                                          Year Ended July 31,
==============================================================================================================================
==============================================================================================================================

                                                                                          2002    2001 1 2000   1999 1 1998
==============================================================================================================================
==============================================================================================================================

CLASS I 4
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                      $22.15  $20.87 $22.58  $23.22  $23.98


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     0.58    0.87   0.94   0.99   1.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related    - 4.24  1.26   -0.72  1.52   0.89
transactions


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                          - 3.66  2.13   0.22   2.51   1.91


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     - 0.62  -0.84  -1.07   -1.02   -1.08

==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                        - 0.06  -0.01  -0.86 -2.13  1.59


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                      - 0.68  -0.85   -1.93   -3.15   -2.67


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                          $17.81   $22.15  $20.87  $22.58  $23.22


==============================================================================================================================
==============================================================================================================================

Total return                                                                             -16.80%  10.43%  1.00 % 12.46  8.16 %

==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                                      $ 534   $ 718  $ 733  $ 847  $ 880
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                1.08 %  1.09 % 1.23 % 1.21 % 1.25 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     2.84 %  3.93 % 4.29 % 4.61 % 4.46 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                   106 %   60 %   115 %  124 %  133 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. Excluding applicable sales charges

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

Equity Index Fund

==============================================================================================================================

                                                                              Year Ended December   Year Ended June 30,
                                                                              31,
==============================================================================================================================
==============================================================================================================================

                                                                              2002       2001 1     2001     2000    1999 2
==============================================================================================================================
==============================================================================================================================

CLASS A
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                          $ 45.47    $ 45.95    $ 54.73  $52.03  $ 45.23



==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                         0.38       0.02       0.35     0.40    0.29
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and futures         - 11.25    - 0.48     - 8.56   3.09    9.87
contracts

==============================================================================================================================
==============================================================================================================================

Total from investment operations                                              - 10.87    - 0.46     - 8.21   3.49    10.16


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                         - 0.38     - 0.02     - 0.32   - 0.43  - 0.27
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                            0          0          - 0.25   - 0.36  - 3.09


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                           - 0.38     - 0.02     - 0.57   - 0.79  - 3.36


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                $ 34.22    $ 45.47    $ 45.95  $54.73    $ 52.03



==============================================================================================================================
==============================================================================================================================

Total return 3                                                                - 24.04 %  - 1.00 %   - 15.10%  6.76 %  24.08 %

==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                         $ 167,152  $ 95,801   $86,350   $79,991  $38,203
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                    0.57 %     0.55 %5    0.55 %   0.55 %  0.55 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                         0.94 %     0.65 %5    0.72 %   0.78 %  0.96 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                       7 %        0 %        17 %     12 %    21 %
==============================================================================================================================

==============================================================================================================================

                                                                              Year Ended July    Year Ended June 30,
                                                                              31,
==============================================================================================================================
==============================================================================================================================

                                                                              2002      2001 1   2001      2000     1999 2
==============================================================================================================================
==============================================================================================================================

CLASS B
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                          $ 45.25   $ 45.75  $ 54.62   $ 52.00  $ 45.26


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                         0.10      0        0         0.03     0.08
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and futures         - 11.20   - 0.50   - 8.56    3.05     9.83
contracts

==============================================================================================================================
==============================================================================================================================

Total from investment operations                                              - 11.10   - 0.50   - 8.56    3.08     9.91


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                         - 0.08    0        - 0.06    - 0.10   - 0.08
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                            0         0        - 0.25    - 0.36   - 3.09


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                           - 0.08    0        - 0.31    - 0.46   - 3.17


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                $ 34.07   $ 45.25  $ 45.75   $ 54.62  $ 52.00


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                - 24.57 % - 1.09 % - 15.73 % 5.95 %   23.44 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                       $181,411   $206,205  $207,011   $203,984 $107,344

==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                    1.32 %    - 1.30%5   1.30 %    1.30 %   1.31%5

==============================================================================================================================
==============================================================================================================================

Net investment income                                                         0.19%    - 0.07%5   - 0.04%  0.03%   0.21%5

==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                       7 %       0 %      17 %      12 %     21 %
==============================================================================================================================

1. For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2. For the period from November 4, 1998 (commencement of class operations), to June 30, 1999.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

=============================================================================================================================

                                                                                Year Ended July     Year Ended June 30,
                                                                                31,
==============================================================================================================================
==============================================================================================================================

                                                                                2002      2001 1    2001     2000     1999 2
==============================================================================================================================
==============================================================================================================================

CLASS C
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                            $ 45.32   $ 45.82   $ 54.69  $ 52.06  $50.95



==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                           0.11      0         0.04     0.06     0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and futures           - 11.23   - 0.50    - 8.60   3.03     1.11
contracts

==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                - 11.12   - 0.50    - 8.56   3.09     1.13


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                           - 0.08    0         - 0.06   - 0.10   - 0.02
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                              0         0         - 0.25   - 0.36   0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                             - 0.08    0         - 0.31   - 0.46   - 0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                  $ 34.12   $ 45.32   $ 45.82  $ 54.69  $52.06



==============================================================================================================================
==============================================================================================================================

Total return 3                                                                  - 24.57 % - 1.09 %  - 15.71%  5.97 %   2.22 %

==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $155,305   $118,504   $114,451  $54,707   $3,489

==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                      1.32 %    1.30 %5   1.31 %   1.31 %   1.31 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                           0.18 %    - 0.07 %5 - 0.02 % 0.01 %   0.27 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                         7 %       0 %       17 %     12 %     21 %
==============================================================================================================================

==============================================================================================================================

                                                                         Year Ended July   Year Ended June 30,
                                                                         31,
==============================================================================================================================
==============================================================================================================================

                                                                         2002     2001 1   2001    2000     1999 6   1998 6
==============================================================================================================================
==============================================================================================================================

CLASS I
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                     $ 45.48  $ 45.97  $54.75   $ 52.06  $ 46.27  37.39



==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                    0.45     0.03     0.52    0.56     0.54     0.50
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and futures    - 11.21  - 0.49   - 8.61  3.06     8.85     10.12
contracts

==============================================================================================================================
==============================================================================================================================

Total from investment operations                                         - 10.76  - 0.46   - 8.09  3.62     9.39     10.62


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                    - 0.49   - 0.03   - 0.44  - 0.57   - 0.51   - 0.50
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                       0        0        - 0.25  - 0.36   - 3.09   - 1.24


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                      - 0.49   - 0.03   - 0.69  - 0.93   - 3.60   - 1.74


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                           $ 34.23  $ 45.48  $45.97   $ 54.75  $ 52.06  $ 46.27



==============================================================================================================================
==============================================================================================================================

Total return                                                             - 23.83%  - 1.00 % -  14.88 %  7.02 %   22.03 % 29.17 %

==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                               $363,264  $289,307  $288,421 $539,804  $570,864  $315,920
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                               0.32 %   0.30 %5  0.30 %  0.30 %   0.30 %   0.38 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                    1.19 %   0.93 %5  0.95 %  1.04 %   1.19 %   1.19 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                  7 %      0 %      17 %    12 %     21 %     12 %
==============================================================================================================================

1. For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2. For the period from April 30, 1999 (commencement of class operations), to June 30, 1999.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

6. On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund ("CoreFund") were acquired by Evergreen Equity Index Fund ("Equity Index Fund"). Shareholders of CoreFund Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.

Growth and Income Fund


==============================================================================================================================

                                                                                             Year Ended July 31,
==============================================================================================================================
==============================================================================================================================

                                                                                             2002 1 2001 1 2000  1999   1998
==============================================================================================================================
==============================================================================================================================

CLASS A
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                     $23.92  $30.72  $29.56 $29.14  $27.26


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                               0.03   -0.05   - 0.09    0.10   0.16

==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, written options and foreign       - 4.39  -3.12   1.85  1.16   2.86
currency related transactions


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                             -4.36    -3.17  1.76  1.26   3.02



==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0      0      0     -0.06   -0.13

==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                           -0.98  -3.63  -0.60  -0.78   -1.01



==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                        -0.98   -3.63   -0.60  -0.84   -1.14



==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                            $18.58  $23.92  $30.72 $29.56  $29.14



==============================================================================================================================
==============================================================================================================================

Total return 2                                                                       -18.72%      -11.35%  6.01%  4.48 % 11.26%

==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                                         $ 103  $ 147  $207   $ 250  $296

==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                   1.56 % 1.51 % 1.47%  1.43 % 1.46%

==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                           0.14 % -0.19 %    -0.28 %  0.33 % 0.61%
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                      74 %   26 %   61 %  39 %   20 %
==============================================================================================================================

==============================================================================================================================

                                                                                             Year Ended July 31,
==============================================================================================================================
==============================================================================================================================

                                                                                             2002 1 2001 1 2000  1999   1998
==============================================================================================================================
==============================================================================================================================

CLASS B
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                         $      $      $     $      $
                                                                                             23.14  30.05  29.14 28.88  27.10


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                                 -      -      -     -      -
                                                                                             0.12   0.25   0.35  0.14   0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, written options and foreign       -      -      1.86  1.18   2.81
currency related transactions                                                                4.24   3.03


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                             -      -      1.51  1.04   2.79
                                                                                             4.36   3.28


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0      0      0     0      0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                           -      -      -     -      -
                                                                                             0.98   3.63   0.60  0.78   1.01


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                          -      -      -     -      -
                                                                                             0.98   3.63   0.60  0.78   1.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                               $      $      $     $      $
                                                                                             17.80  23.14  30.05 29.14  28.88


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                               -      -      5.23  3.73 % 10.44
                                                                                             19.37  12.03  %            %
                                                                                             %      %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                                         $ 313  $ 505  $     $ 891  $
                                                                                                           706          1,000
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                   2.31 % 2.26 % 2.22  2.18 % 2.21
                                                                                                           %            %
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                                 -      -      -     -      -
                                                                                             0.60 % 0.94 % 1.03  0.43 % 0.14
                                                                                                           %            %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                      74 %   26 %   61 %  39 %   20 %
==============================================================================================================================

1. Net investment income (loss) per share is based on average shares outstanding during the period.

2. Excluding applicable sales charges

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
==============================================================================================================================

                                                                                             Year Ended July 31,
==============================================================================================================================
==============================================================================================================================

                                                                                             2002 1 2001 1 2000  1999   1998
==============================================================================================================================
==============================================================================================================================

CLASS C
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                         $      $      $     $      $
                                                                                             23.14  30.05  29.14 28.89  27.10


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                                 -      -      -     -      -
                                                                                             0.12   0.25   0.36  0.16   0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, written options and foreign       -      -      1.87  1.19   2.82
currency related transactions                                                                4.23   3.03


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                             -      -      1.51  1.03   2.80
                                                                                             4.35   3.28


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0      0      0     0      0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                           -      -      -     -      -
                                                                                             0.98   3.63   0.60  0.78   1.01


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                          -      -      -     -      -
                                                                                             0.98   3.63   0.60  0.78   1.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                               $      $      $     $      $
                                                                                             17.81  23.14  30.05 29.14  28.89


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                               -      -      5.23  3.69 % 10.47
                                                                                             19.32  12.03  %            %
                                                                                             %      %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                                         $ 12   $ 17   $ 26  $ 37   $ 50
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                   2.31 % 2.26 % 2.21  2.18 % 2.21
                                                                                                           %            %
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                                 -      -      -     -      -
                                                                                             0.60 % 0.94 % 1.02  0.42 % 0.13
                                                                                                           %            %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                      74 %   26 %   61 %  39 %   20 %
==============================================================================================================================

==============================================================================================================================

                                                                                             Year Ended July 31,
==============================================================================================================================
==============================================================================================================================

                                                                                             2002 1 2001 1 2000  1999   1998
==============================================================================================================================
==============================================================================================================================

CLASS I 4
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                         $      $      $     $      $
                                                                                             24.14  30.90  29.65 29.19  27.29


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                                 0.09   0.01   -     0.19   0.24
                                                                                                           0.01
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, written options and foreign       -      -      1.86  1.15   2.87
currency related transactions                                                                4.45   3.14


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                             -      -      1.85  1.34   3.11
                                                                                             4.36   3.13


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0      0      0     -      -
                                                                                                                 0.10   0.20
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                           -      -      -     -      -
                                                                                             0.98   3.63   0.60  0.78   1.01


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                          -      -      -     -      -
                                                                                             0.98   3.63   0.60  0.88   1.21


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                               $      $      $     $      $
                                                                                             18.80  24.14  30.90 29.65  29.19


==============================================================================================================================
==============================================================================================================================

Total return                                                                                 -      -      6.30  4.75 % 11.56
                                                                                             18.54  11.14  %            %
                                                                                             %      %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                                         $ 113  $ 256  $     $ 634  $
                                                                                                           484          801
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                   1.31 % 1.26 % 1.22  1.18 % 1.20
                                                                                                           %            %
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                                 0.40 % 0.05 % -     0.57 % 0.86
                                                                                                           0.03         %
                                                                                                           %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                      74 %   26 %   61 %  39 %   20 %
==============================================================================================================================

1. Net investment income (loss) per share is based on average shares outstanding during the period.

2. Excluding applicable sales charges

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).


Large Cap Value Fund

==============================================================================================================================

                                                                                          Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                                          2003  2002 1  2001   2000   1999
==============================================================================================================================
==============================================================================================================================

CLASS A 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                      $     $       $      $      $
                                                                                          10.83 11.37   11.15  15.73  17.78


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     0.24  0.22    0.28   0.30   0.30
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts and foreign  -     0.03 3  2.68   -      0.43
currency related transactions                                                             2.59                 0.78


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                          -     0.25    2.96   -      0.73
                                                                                          2.35                 0.48


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     -     - 0.20  -      -      - 0.31
                                                                                          0.12          0.29   0.36
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                        -     - 0.59  -      -      - 2.47
                                                                                          0.60          2.45   3.74


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                       -     - 0.79  -      -      - 2.78
                                                                                          0.72          2.74   4.10


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                            $     $       $      $      $
                                                                                          7.76  10.83   11.37  11.15  15.73


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Total return 4                                                                            -     2.17 %  28.99  -      3.89 %
                                                                                          22.64         %      5.80 %
                                                                                          %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                     $     $       $      $      $
                                                                                          17,730114,299 116,067117,033223,937
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                                0.78  0.75 %  0.75 % 0.93 % 0.95 %
                                                                                          %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     1.52  1.97 %  2.34 % 1.79 % 1.68 %
                                                                                          %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                   150 % 72 %    36 %   32 %   34 %
==============================================================================================================================

==============================================================================================================================

                                                                                                Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                                February 28, 2003 6, 7
==============================================================================================================================
==============================================================================================================================

CLASS B
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                            $ 8.55


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized losses on securities and futures contracts                          - 0.79


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                - 0.79


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                  $ 7.76


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                                  - 9.24 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                           $ 1,174
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                                      2.15 %8
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0.13 %8
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                         150 %
==============================================================================================================================

1. Effective March 1, 2001, the predecessor fund, GMO Pelican Fund, adopted the provisions of the AICPA Audit and Accounting Guide, Audits for Investment
Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 2.13% to 1.97%. Per share, ratios and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

2. On January 3, 2003, the assets and certain liabilities of GMO Pelican Fund were acquired by Evergreen Large Cap Value Fund. Shareholders of GMO Pelican
Fund became owners of Class A shares of Evergreen Large Cap Value Fund. GMO
Pelican Fund is the accounting and performance survivor in this transaction. The financial highlights for the periods prior to January 6, 2003 are those of GMO
Pelican Fund.

3. The per share realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of the portfolio.

4. Excluding applicable sales charges

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6. For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

7. Net investment income per share is based on average shares outstanding during the period.

8. Annualized


==============================================================================================================================

                                                                                                Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                                February 28, 2003 1, 2
==============================================================================================================================
==============================================================================================================================

CLASS C
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                            $ 8.55


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized losses on securities and futures contracts                          - 0.79


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                - 0.79


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                  $ 7.76


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Total return 3                                                                                  - 9.24 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                           $ 144
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                      2.14 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0.25 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                         150 %
==============================================================================================================================

==============================================================================================================================

                                                                                                Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                                February 28, 2003 1, 2
==============================================================================================================================
==============================================================================================================================

CLASS I
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                            $ 8.55


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0.01
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized losses on securities and futures contracts                          - 0.80


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                - 0.79


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                  $ 7.76


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Total return                                                                                    - 9.24 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                           $ 136
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                      1.21 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           1.09 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                         150 %
==============================================================================================================================

1. For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

2. Net investment income per share is based on average shares outstanding during the period.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

Mid Cap Value Fund


==============================================================================================================================

                                                                           Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

                                                                           2002      2001      2000      1999      1998 1
==============================================================================================================================
==============================================================================================================================

CLASS I 2, 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                       $ 13.29   $ 12.50   $ 12.48   $ 9.76    $ 12.50


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      0.01      0.09      0.11      0.06      0.03
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                  - 0.41    1.22      0.58      2.86      - 2.77


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                           - 0.40    1.31      0.69      2.92      - 2.74


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      - 0.09    - 0.07    - 0.08    - 0.08    0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                         - 0.40    - 0.45    - 0.59    - 0.12    0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                        - 0.49    - 0.52    - 0.67    - 0.20    0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                             $ 12.40   $ 13.29   $ 12.50   $ 12.48   $ 9.76


==============================================================================================================================
==============================================================================================================================

Total return                                                               - 3.17 %  10.99 %   5.99 %    30.11 %   - 21.92 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                      $ 6,118   $ 6,003   $ 5,381   $ 1,628   $ 925
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                 1.30 %    1.30 %    1.30 %    1.30 %    1.30 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      0.08 %    0.69 %    1.10 %    0.45 %    0.58 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                    34 %      42 %      112 %     74 %      74 %
==============================================================================================================================

1. For the period from December 31, 1997(commencement of class operations), to August 31, 1998.

2. On April 25, 2003, Evergreen Mid Cap Value Fund acquired the net assets of Undiscovered Managers Mid Cap Value Fund. Undiscovered Managers Mid Cap Value Fund is the accounting and performance survivor in this transaction. The financial highlights above are those of Undiscovered Managers Mid Cap Value Fund.

3. Per share data is calculated based upon average shares outstanding during the period.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

Small Cap Value Fund

==============================================================================================================================

                                                                          Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

                                                                          2002       2001      2000      1999      1998 1
==============================================================================================================================
==============================================================================================================================

CLASS A 2, 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                      $ 17.51    $ 14.89   $ 13.52   $ 10.91   $ 13.45


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                              - 0.14     - 0.06    - 0.06    - 0.07    0 4
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                 - 0.16     3.46      1.61      2.74      - 2.54


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                          - 0.30     3.40      1.55      2.67      - 2.54


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     0          0         0         - 0.01    0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                        - 0.49     - 0.78    - 0.18    - 0.05    0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                       - 0.49     - 0.78    - 0.18    - 0.06    0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                            $ 16.72    $ 17.51   $ 14.89   $ 13.52   $ 10.91


==============================================================================================================================
==============================================================================================================================

Total return 5                                                            - 1.76 %   23.94 %   11.65 %   24.51 %   - 18.88 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                     $ 26,335   $ 8,922   $ 5,179   $ 957     $ 31
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 6                                                                1.75 %     1.75 %    1.75 %    1.75 %    1.40 %7
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     - 0.80 %   - 0.38 %  - 0.48 %  - 0.50 %  0.15 %7
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                   31 %       52 %      58 %      56 %      10 %
==============================================================================================================================

==============================================================================================================================

                                                                       Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

                                                                       2002        2001       2000      1999       1998 8
==============================================================================================================================
==============================================================================================================================

CLASS I 2, 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                   $ 17.67     $ 14.97    $ 13.54   $ 10.90    $ 12.50


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                           - 0.08      0 4        0 4       - 0.01     0 4
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities              - 0.16      3.48       1.61      2.72       - 1.60


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                       - 0.24      3.48       1.61      - 2.71     - 1.60


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                  0           0          0         - 0.02     0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                     - 0.49      - 0.78     - 0.18    - 0.05     0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                    - 0.49      - 0.78     - 0.18    - 0.07     0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                         $ 16.94     $ 17.67    $ 14.97   $ 13.54    $ 10.90


==============================================================================================================================
==============================================================================================================================

Total return                                                           - 1.40 %    24.37 %    12.08 %   24.89 %    - 12.80 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                  $ 108,157   $ 73,217   $ 29,171  $ 20,038   $ 13,849
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 6                                                             1.40 %      1.40 %     1.40 %    1.40 %     1.40 %7
==============================================================================================================================
==============================================================================================================================

Net investment income                                                  - 0.45 %    - 0.03 %   0.00 %    - 0.11 %   0.15 %7
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                31 %        52 %       58 %      56 %       10 %
==============================================================================================================================

1. For the period from July 31, 1998 (commencement of class operations), to August 31, 1998.

2. On April 25, 2003, Evergreen Small Cap Value II Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund. Undiscovered Managers Small Cap Value Fund is the accounting and performance survivor in this transaction. The financial highlights above are those of Undiscovered Managers Small Cap Value Fund.

3. Per share data is calculated based upon average shares outstanding during the period.

4. Amount represents less than $0.005 per share.

5. Excluding applicable sales charges

6. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

7. Annualized

8. For the period from December 30, 1997(commencement of class operations), to August 31, 1998.

 Special Values Fund


==============================================================================================================================

                                                                                  Year Ended    Year Ended November 30,
==============================================================================================================================
==============================================================================================================================

                                                                                  July 31,      2001  2000  1999  1998  1997
                                                                                  2002 1, 2     2, 3  2, 3  2     2, 3  2, 3
==============================================================================================================================
==============================================================================================================================

CLASS A
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                              $ 20.29       $     $     $     $     $
                                                                                                16.53 16.03 16.13 18.64 15.67


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                             0.01          0.16  0.22  0.25  0.19  0.13
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts and  - 0.97        3.97  1.08  0.56  -     4.53
foreign currency related transactions                                                                             0.87


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                  - 0.96        4.13  1.30  0.81  -     4.66
                                                                                                                  0.68


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                             - 0.10        -     -     -     -     -
                                                                                                0.24  0.28  0.16  0.12  0.08
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                - 1.14        -     -     -     -     -
                                                                                                0.13  0.52  0.75  1.71  1.61


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                               - 1.24        -     -     -     -     -
                                                                                                0.37  0.80  0.91  1.83  1.69


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                    $ 18.09       $     $     $     $     $
                                                                                                20.29 16.53 16.03 16.13 18.64


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                    - 5.23 %      25.43 8.52  5.40  -     33.08
                                                                                                %     %     %     3.86  %
                                                                                                                  %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                             $ 81,516      $     $     $     $     $
                                                                                                76,46962,48665,34859,40837,766
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                        1.96 %6       1.20  1.21  1.23  1.25  1.35
                                                                                                %     %     %     %     %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                             0.08 %6       0.84  1.38  1.61  0.98  0.74
                                                                                                %     %     %     %     %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                           32 %          45 %  42 %  44 %  20 %  46 %
==============================================================================================================================

==============================================================================================================================

                                                                                           Year Ended     Year Ended
                                                                                                          November 30,
==============================================================================================================================
==============================================================================================================================

                                                                                           July 31, 2002  2001  2000   1999
                                                                                           1, 2           2, 7  2, 7   2, 8
==============================================================================================================================
==============================================================================================================================

CLASS B
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                       $ 20.10        $     $      $
                                                                                                          16.40 15.99  14.60


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                               - 0.11         0     0.10   0.17
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts and foreign   - 0.92         3.96  1.08   1.22
currency related transactions

==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                           - 1.03         3.96  1.18   1.39


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                      - 0.01         -     -      0
                                                                                                          0.13  0.25
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                         - 1.14         -     -      0
                                                                                                          0.13  0.52


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                        - 1.15         -     -      0
                                                                                                          0.26  0.77


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                             $ 17.92        $     $      $
                                                                                                          20.10 16.40  15.99


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                             - 5.67 %       24.42 7.74 % 9.52 %
                                                                                                          %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                      $ 2,967        $     $ 427  $ 350
                                                                                                          1,153
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                                 1.95 %6        1.95  1.96 % 1.98
                                                                                                          %            %6
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                               - 0.68 %6      0.02  0.61 % 0.93
                                                                                                          %            %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                    32 %           45 %  42 %   44 %
==============================================================================================================================

1. For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

2. As of the close of business on June 14, 2002, the assets and liabilities of Wachovia Special Values Fund were acquired by Evergreen Special Values Fund. Shareholders of Wachovia Special Values Fund Class A, Class B, Class C and Class Y became owners of that number of shares of Evergreen Special Values Fund, Class A, Class B, Class C and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of Wachovia Special Values Fund immediately prior to the close of business on June 14, 2002. Wachovia Special Values Fund is the accounting and performance survivor. Its basis of accounting for assets and liabilities and its operating results for the period prior to June 17, 2002 have been carried forward.

3. Net investment income per share is based on average shares outstanding during the period.

4. Excluding applicable sales charges

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6. Annualized

7. Net investment income (loss) per share is based on average shares outstanding during the period.

8. For the period from March 26, 1999 (commencement of class operations), to November 30, 1999.


==============================================================================================================================

                                                                                                            Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                            Year Ended      November 30,
                                                                                                            2001 1, 2
==============================================================================================================================
==============================================================================================================================

                                                                                            July 31, 2002
                                                                                            2, 3, 4
==============================================================================================================================
==============================================================================================================================

CLASS C
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                        $ 20.16         $ 17.46


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                         - 0.12          - 0.01
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts and foreign    - 0.92          3.12
currency related transactions

==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                            - 1.04          3.11


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       - 0.02          - 0.28
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                          - 1.14          - 0.13


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                         - 1.16          - 0.41


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                              $ 17.96         $ 20.16


==============================================================================================================================
==============================================================================================================================

Total return 5                                                                              - 5.66 %        18.27 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                       $ 1,908         $ 367
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 6                                                                                  1.95 %7         1.95 %7
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                         - 0.70 %7       - 0.05 %7
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                     32 %            45 %
==============================================================================================================================

==============================================================================================================================

                                                                                 Year Ended   Year Ended November 30,
==============================================================================================================================
==============================================================================================================================

                                                                                 July 31,     2001   2000  1999 2 1998  1997
                                                                                 2002 2, 4    2, 8   2, 8         2     2
==============================================================================================================================
==============================================================================================================================

CLASS I
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                             $ 20.34      $      $     $      $     $
                                                                                              16.57  16.07 16.18  18.67 15.67


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                            0.05         0.20   0.26  0.30   0.21  0.16
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts     - 0.97       3.98   1.08  0.54   -     4.53
and foreign currency related transactions                                                                         0.84


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                 - 0.92       4.18   1.34  0.84   -     4.69
                                                                                                                  0.63


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                            - 0.15       -      -     -      -     -
                                                                                              0.28   0.32  0.20   0.15  0.08
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                               - 1.14       -      -     -      -     -
                                                                                              0.13   0.52  0.75   1.71  1.61


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                              - 1.29       -      -     -      -     -
                                                                                              0.41   0.84  0.95   1.86  1.69


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                   $ 18.13      $      $     $      $     $
                                                                                              20.34  16.57 16.07  16.18 18.67


==============================================================================================================================
==============================================================================================================================

Total return                                                                     - 5.04 %     25.74  8.79  5.61 % -     33.29
                                                                                              %      %            3.59  %
                                                                                                                  %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                            $ 215,922    $      $     $      $     $
                                                                                              198,817128,30109,96990,55084,501
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 6                                                                       0.94 %7      0.95 % 0.96  0.98 % 1.00  1.11
                                                                                                     %            %     %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                            0.34 %7      1.08 % 1.61  1.85 % 1.26  0.88
                                                                                                     %            %     %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                          32 %         45 %   42 %  44 %   20 %  46 %
==============================================================================================================================

1. For the period from December 12, 2000 (commencement of class operations), to November 30, 2001.

2. As of the close of business on June 14, 2002, the assets and liabilities of Wachovia Special Values Fund were acquired by Evergreen Special Values Fund. Shareholders of Wachovia Special Values Fund Class A, Class B, Class C and Class Y became owners of that number of shares of Evergreen Special Values Fund, Class A, Class B, Class C and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of Wachovia Special Values Fund immediately prior to the close of business on June 14, 2002. Wachovia Special Values Fund is the accounting and performance survivor. Its basis of accounting for assets and liabilities and its operating results for the period prior to June 17, 2002 have been carried forward.

3. Net investment loss per share is based on average shares outstanding during the period.

4. For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

5. Excluding applicable sales charges

6. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

7. Annualized

8. Net investment income per share is based on average shares outstanding during the period.

 Strategic Value Fund

==============================================================================================================================

                                                                                        Year Ended
                                                                                        July 31, 2002 1, 2, 3
==============================================================================================================================
==============================================================================================================================

CLASS A
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                    $ 21.93


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized losses on securities                                        - 4.17


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                        - 4.15


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                          $ 17.78


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                          - 18.92 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                   $ 59
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                              0.67 %6
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                            0.19 6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                 39 %
==============================================================================================================================

==============================================================================================================================

                                                                                             Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                             July 31, 2002 1, 2, 3
==============================================================================================================================
==============================================================================================================================

CLASS B
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                         $ 21.93


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                    - 4.18


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                             - 4.18


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                               $ 17.75


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                               - 19.06 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                        $ 199
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                                   1.90 %6
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0.06 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                      39 %
==============================================================================================================================

1. For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

2. Net investment income per share is based on average shares outstanding during the period.

3. Reflects a 10 for 1 stock split issued on April 26, 2002.

4. Excluding applicable sales charges

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6. Annualized

==============================================================================================================================

                                                                                        Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                        July 31, 2002 1, 2, 3
==============================================================================================================================
==============================================================================================================================

CLASS C
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                    $ 21.93


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized losses on securities                                        - 4.17


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                        - 4.17


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                          $ 17.76


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                          - 19.02 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                   $ 139
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                              1.82 %6
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                            - 0.06 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                 39 %
==============================================================================================================================

==============================================================================================================================

                                                               Year Ended July 31,  Year Ended June 30,
==============================================================================================================================
==============================================================================================================================

                                                               2002 1, 3 2001 1, 7  2001 1    2000 1     1999 1    1998 1, 8
==============================================================================================================================
==============================================================================================================================

CLASS I
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                           $ 23.05   $ 23.00    $ 21.31   $ 23.72    $ 22.60   $ 20.34


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                          0.65      0.02       0.23      0.25       0.33      0.16
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities      - 5.52    0.04       1.97      - 1.95     1.57      2.26


==============================================================================================================================
==============================================================================================================================

Total from investment operations                               - 4.87    0.06       2.20      - 1.70     1.90      2.42


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                          - 0.22    - 0.01     - 0.23    - 0.29     - 0.29    - 0.16
==============================================================================================================================
==============================================================================================================================

Net realized gains                                             - 0.20    0          - 0.28    - 0.42     - 0.49    0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                            - 0.42    - 0.01     - 0.51    - 0.71     - 0.78    - 0.16


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                 $ 17.76   $ 23.05    $ 23.00   $ 21.31    $ 23.72   $ 22.60


==============================================================================================================================
==============================================================================================================================

Total return                                                   - 21.40 % 0.28 %     10.38 %   - 7.33 %   8.85 %    11.95 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                          $         $ 835,732  $         $ 750,470  $         $ 287,194
                                                               732,110              815,097              530,995
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                     0.77 %    0.76 %6    0.75 %    0.75 %     0.71 %    0.75 %6
==============================================================================================================================
==============================================================================================================================

Net investment income                                          1.07 %    0.78 %6    1.01 %    1.14 %     1.61 %    1.26 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                        39 %      3 %        38 %      31 %       41 %      12 %
==============================================================================================================================

1. Reflects a 10 for 1 stock split issued on April 26, 2002.

2. For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

3. Net investment income per share is based on average shares outstanding during the period.

4. Excluding applicable sales charges

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6. Annualized

7. For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

8. For the period from November 24, 1997 (commencement of class operations), to June 30, 1998.

OTHER FUND PRACTICES


The Funds may invest in futures and options, which are forms of derivatives. Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund may also invest in a variety of other derivatives, including strategies that make use of interest rate swaps and other interest rate transactions. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Mid Cap Value Fund and Small Cap Value Fund generally do not take portfolio turnover into account in making investment decisions. This means each Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by a Fund and its shareholders. It may also result in each Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.


Although not principal investment strategies, Blue Chip Fund, Special Values Fund and Strategic Value Fund may invest in foreign securities. Blue Chip Fund and Special Values Fund may each invest up to 20% of their assets in foreign securities. Strategic Value Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Investments in foreign securities may subject the Fund, and therefore the value of the Fund's shares, to foreign investment risk. For a discussion of this risk, see "Overview of Fund Risks" on page 2.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

INDEX DESCRIPTIONS

S&P 500 Index (S&P 500) The S&P 500 is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation.
o Blue Chip Fund
o Equity Index Fund
o Large Cap Value Fund

Russell 1000(R) Value Index (Russell 1000 Value) The Russell 1000
Value is an unmanaged market capitalization-weighted index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
o        Equity Income Fund
o        Growth and Income Fund
o        Large Cap Value Fund
o        Strategic Value Fund

Russell Midcap Value Index (Russell Midcap Value) The Russell Midcap Value is an unmanaged market capitalization-weighted index measuring the performance of the Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index is comprised of the 800 smallest companies in the Russell 1000(R) Index.
o Equity Income Fund
o Large Cap Value Fund
o Mid Cap Value Fund

Russell 2000(R) Value Index (Russell 2000 Value) The Russell 2000 Value is an unmanaged market capitalization-weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization.
o        Small Cap Value Fund
o        Special Values Fund

                             QUICK REFERENCE GUIDE

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to
o       check your account
o       order a statement
o       get a Fund's current price, yield and total return
o       buy, redeem or exchange Fund shares

Shareholder Services
Call 1.800.343.2898
Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account

Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Domestic Equity Funds II, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.


Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034


                                                               551539 RV4 (7/03)
                                                         SEC File No.: 811-08413